Preparation of financial statements	12 Months Ended
Dec. 31, 2021
Preparation of financial statements
Preparation of financial statements

2. Preparation of financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as set forth by the International Accounting Standards Board (IASB) and interpretations of the IFRS Interpretations Committee (IFRIC).

The consolidated financial statements were authorized for issue by the Management Board on March 31, 2022.

These consolidated financial statements were prepared on the basis of historical cost except for the following items, which are measured on an alternative basis on each reporting date.

Debt securities at fair value through profit or loss	Fair value
Non-derivative financial instruments at fair value through profit or loss	Fair value
Derivative financial instruments at fair value through profit or loss	Fair value

The consolidated financial statements are presented in thousands of Euros (kEUR) except where otherwise stated. Due to rounding, numbers presented throughout these notes may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during the years 2021, 2020 and 2019 amounting to kEUR 10,586, kEUR 15,481 and kEUR 13,978, respectively. Additionally, voxeljet had negative cash flows from operating activities in 2021, 2020 and 2019 of kEUR 6,537, kEUR 6,598, kEUR 6,592, respectively, mainly due to continuous net losses.

The impacts from the global outbreak of COVID-19, like lower demand in both, the Systems and the Services segment due to postponements of larger investments and lower business activities from voxeljet’s clients, or travel restrictions which prohibited or hindered visits to the Company’s customers, almost disappeared during the fiscal year 2021. The worldwide market demand recovered to the same level compared to before the outbreak of the pandemic and the Company is able to offer installations and service visits in most regions of the world. In spite of the recovery as well as the positive trends, the continuing prevalence of the COVID-19 pandemic in certain countries as well as globally continues to pose the risk and likelihood for further lockdowns, travel restrictions and drops in demand. Further actions taken by government institutions, such as lockdowns, could result in a decrease in market demand, which could potentially result in lower cash inflows.

In January 2021, the Company successfully completed its registered direct offering and sale of 621,170 ordinary shares in the form of ADSs at a purchase price of € 13.33 per share (this equals $16.16 per ordinary share based on the exchange rate as of the close of business in New York on January 14, 2021). This provided voxeljet with gross proceeds of the offering amounting to approximately $10 million (€ 8.3 million) before deducting fees and expenses. In February 2021, the Company completed another registered direct offering and sale of 443,414 ordinary shares in the form of ADSs at a purchase price of € 22.27 per ordinary share (this equals $26.95 per ordinary share based on the exchange rate as of the close of business in New York on February 9, 2021). This provided voxeljet with gross proceeds of the offering amounting to approximately $12 million (€ 9.9 million) before deducting fees and expenses. Furthermore, in July 2021, the Company has successfully completed its registered direct offering and sale of 1,126,127 ordinary shares in the form of ADSs at a purchase price of € 7.52 per share (this equals $8.88 per ordinary share based on the exchange rate as of the close of business in New York on July 14, 2021). This provided voxeljet with gross proceeds of the offering amounting to approximately $10 million (€ 8.5 million) before deducting fees and expenses.

Those capital increases improved the Company’s liquidity as well as equity ratio significantly. In spite of this success, voxeljet has significant financial obligations, related to the repayment of tranche A including the performance participation interest from the loan received from the EIB. Tranche A will become due in December 2022 amounting to € 14.6 million reduced or increased by fair value changes of the performance participation interest. Additionally, the Company has to ensure, compliance with all covenants, in the Finance Contract, including a Minimum Cash/Cash Equivalents requirement (the “Minimum Cash Covenant”). Management is taking several steps to mitigate the situation. Currently management is in discussion with the EIB in order to agree upon a drawn down of tranche B2 and tranche C of the loan amounting to € 10.0 million and therefore restructure the debt. Moreover, management is taking further steps to raise further funds which may include debt or equity financing, not without mentioning that there can be no assurance that voxeljet will be able to raise further funds on terms favorable to the Company, if at all.

The ongoing conflict between Russia and Ukraine raises further risks and uncertainties. The heightened use of trade restrictions and sanctions, including tariffs or prohibitions on technology transfers to achieve diplomatic ends could impact voxeljet’s ability to conduct its business as planned. A spill-over of the conflict to neighboring countries, the European Union or NATO members, could result into further adverse impacts on the Company’s business, like a drop in market demand, price increases for raw materials and energy or delays in the global supply chain.

These events and conditions described above raise material uncertainties that may cast significant doubt upon voxeljet’s ability to continue as a going concern. Despite the ongoing losses, reduced cash flow and cash facilities as well as the significant financial obligations becoming due, management assumes that voxeljet will continue as a going concern. However, while management assumes of continuing as a going concern, the going concern is dependent upon management and the Company being successful in:

-	successful negotiations with the EIB over the draw down of tranche B2 and tranche C under the Finance Contract
-	achievement of budgeted sales
-	successful fund raising in form of equity or debt

If these dependencies are not successfully achieved, management would consider the sale of voxeljet AG’s properties to raise sufficient funds for continuing the business as a going concern.

Those assumptions are included in the Company’s current liquidity forecasts and management believes that the Company has the ability to meet its financial obligations for at least the next 12 months from the authorization for issuance of these consolidated financial statements as of and for the year ended December 31, 2021 by the Management Board on March 31, 2022 and therefore continues as a going concern.

As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Impairment test

Non-financial assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable, or as of year end if no impairment indicators are present. Therefore, the Company performed an impairment test for the non-financial assets for the end of the reporting period. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level. An individual fixed asset within a CGU cannot be written down below fair value less cost incurred to sell the individual asset. The impairment test, performed by management, did not lead to any write downs.

Revision to prior periods for correction of immaterial errors and retrospective adjustments to presentations and disclosures

All corrections and adjustments stated below were performed within the fiscal year 2020.

a) Amendment of classification of short-term investments

In the first quarter of 2020, the Company amended the classification of short-term investments included in current financial assets. Before the amendment, those short-term investments have been classified in the category at fair value through OCI (“FVOCI”).

The new classification shall be the category at fair value through profit and loss (“FVTPL”). Accordingly, prior periods have been revised, which led to movements between profit and loss and other comprehensive income as the changes in fair value are now presented within finance income or expense.

b) Recalculation of performance participation interest related to the Finance Contract with the EIB

In the first quarter of 2020, the Company recalculated the performance participation interest related to the Finance Contract with the EIB, due to a mistake in the calculation logic. Accordingly, prior periods have been revised, which led to adjustments in non current financial assets, deferred tax liabilities as well as equity.

c) Impacts of amendment and recalculation

Due to the amendments and recalculations, which are described above, the opening balance as of January 1, 2019 of non current financial assets as well as deferred tax liabilities have increased by kEUR 151 and kEUR 43, respectively. The opening balance as of January 1, 2019 of accumulated deficit increased by kEUR 10, whereas the opening balance of accumulated other comprehensive gain increased by kEUR 118. As a result, the loss for the year ended December 2019 decreased by kEUR 253.

As of December 31, 2019, non current financial assets as well as deferred tax liabilities have increased by kEUR 260 and kEUR 73, respectively. For the period ending December 31, 2019 the balance of accumulated deficit decreased by kEUR 243, whereas the balance of accumulated other comprehensive gain decreased by kEUR 56.

The loss for the three months ended December 2019 was increased by kEUR 93 whereas net changes in fair value of debt investments at FVOCI was increased by kEUR 14. For the year ended December 2019 the loss was reduced by kEUR 253 whereas net changes in fair value of debt investments at FVOCI was reduced by kEUR 174.

The Company has evaluated the effect of these amendments, both qualitatively and quantitatively, and concluded that the change did not have a material impact on, nor require amendment of, any previously filed financial statements. Affected financial statement line items for prior periods are appended with a footnote.

d) Retrospective adjustments to presentations and disclosures of prior period information

Additionally, the Company has applied retrospective adjustments to presentations and disclosures of prior period information within the following footnotes:

-	Consolidated statements of cash flow:

The Company has revised the presentation of interest paid and interest received for the year ended December 31, 2019, previously disclosed under supplemental cash flow information, now presented in cash flow from operating activities, cash flow from investing activities and cash flow from financing activities, respectively. Further, the Company has revised the presentation of changes in financial assets due to fair value valuation as well as change in fair value of derivative equity forward for the year ended December 31, 2019 related to the amendment of classification of short-term investments and the recalculation of performance participation interest related to the Finance Contract with the EIB. As a consequence, the line item others has also been revised.

-	Note 12. Additional disclosures to financial instruments:

The Company has changed the categorization of the fair value of long-term debt in financial liabilities as of December 31, 2019 from level 2 to level 3.

-	Note 19. Financial risk management:

The Company revised the table contractual cash out flow as of December 31, 2019 regarding the three to five years bucket by including the cash outflow of kEUR 2,918 from the performance participation interest related to tranche A of the loan granted by the EIB.

-	Note 24. Related party transactions:

The Company has included Michele Neuber for his employment as working student within the related party disclosure. His father Volker Neuber has served as a member of voxeljet’s supervisory board since July 2020.